Securities	12 Months Ended
Dec. 31, 2023
Securities [Abstract]
Securities
Note B - Securities
The following table summarizes the amortized cost and fair value of securities available for sale and securities held to maturity at December 31, 2023 and 2022, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2023
U.S. Government securities	$52,174	$—	$(1,877)	$50,297
U.S. Government sponsored entity securities	6,527	—	(650)	5,877
Agency mortgage-backed securities, residential	118,218	—	(12,134)	106,084
Total securities	$176,919	$—	$(14,661)	$162,258

December 31, 2022
U.S. Government securities	$57,698	$—	$(2,906)	$54,792
U.S. Government sponsored entity securities	8,845	—	(862)	7,983
Agency mortgage-backed securities, residential	136,282	—	(14,983)	121,299
Total securities	$202,825	$—	$(18,751)	$184,074

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value	Allowance for Credit Losses
Securities Held to Maturity
December 31, 2023
Obligations of states and political subdivisions	$7,987	$17	$(615)	$7,389	$(2)
Agency mortgage-backed securities, residential	1	—	—	1	—
Total securities	$7,988	$17	$(615)	$7,390	$(2)

December 31, 2022
Obligations of states and political subdivisions	$9,225	$32	$(798)	$8,459
Agency mortgage-backed securities, residential	1	—	—	1
Total securities	$9,226	$32	$(798)	$8,460

At year-end 2023 and 2022, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.
During 2023, proceeds from the sales of debt securities totaled $1,067 with gross losses of $23 recognized. During 2022, proceeds from the sales of debt securities totaled $10,963 with gross losses of $1,537 recognized.
Securities with a carrying value of approximately $126,994 at December 31, 2023 and $126,318 at December 31, 2022 were pledged to secure public deposits and repurchase agreements and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of debt securities at December 31, 2023, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay the debt obligations prior to their contractual maturities. Securities not due at a single maturity are shown separately.
	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$17,424	$17,257	$397	$392
Due in one to five years	41,277	38,917	3,974	3,780
Due in five to ten years	—	—	1,490	1,297
Due after ten years	—	—	2,126	1,920
Agency mortgage-backed securities, residential	118,218	106,084	1	1
Total debt securities	$176,919	$162,258	$7,988	$7,390

The following table summarizes debt securities available for sale in an unrealized loss position for which an ACL has not been recorded at December 31, 2023 and December 31, 2022, aggregated by major security type and length of time in a continuous unrealized loss position:
December 31, 2023	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$9,474	$(52)	$40,823	$(1,825)	$50,297	$(1,877)
U.S. Government sponsored entity securities	—	—	5,877	(650)	5,877	(650)
Agency mortgage-backed securities, residential	—	—	106,084	(12,134)	106,084	(12,134)
Total available for sale	$9,474	$(52)	$152,784	$(14,609)	$162,258	$(14,661)

December 31, 2022	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$36,460	$(977)	$18,332	$(1,929)	$54,792	$(2,906)
U.S. Government sponsored entity securities	2,786	(60)	5,197	(802)	7,983	(862)
Agency mortgage-backed securities, residential	71,510	(7,178)	49,789	(7,805)	121,299	(14,983)
Total available for sale	$110,756	$(8,215)	$73,318	$(10,536)	$184,074	$(18,751)

Management evaluates available for sale debt securities in unrealized positions to determine whether impairment is due to credit-related factors. Consideration is given to (1) the extent to which the fair value is less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2023, the Company had 96 available for sale debt securities in an unrealized position without an ACL, of which 13 were from U.S. Government securities, 3 were from U.S. Government sponsored entity securities, and 80 were from Agency mortgage-backed residential securities. Management does not have the intent to sell any of these securities and believes that it is more likely than not that the Company will not have to sell any such securities before a recovery of cost. The fair value is expected to recover as the securities approach their maturity date or repricing date or if market yields for such investments decline. Accordingly, as of December 31, 2023, management believes that the unrealized losses detailed in the previous table are due to noncredit-related factors, including changes in interest rates and other market conditions and, therefore, the Company carried no ACL on available for sale debt securities at December 31, 2023.

The following table presents the activity in the ACL for held to maturity debt securities for the year ended December 31, 2023:

Held to Maturity Debt Securities	2023
Allowance for credit losses:
Beginning balance	$—
Impact of adopting ASC 326	3
Provision for (recovery of) credit loss expense	(1)
Allowance for credit losses ending balance	$2

The Company’s held to maturity securities primarily consist of obligations of states and political subdivisions. The ACL on held to maturity securities is estimated at each measurement date on a collective basis by major security type.  Risk factors such as issuer bond ratings, historical loss rates, financial condition of issuer, and timely principal and interest payments of issuer were evaluated to determine if a credit reserve was required within the portfolio. At December 31, 2023, there were no past due principal and interest payments related to held to maturity securities. Upon adoption of ASC 326 on January 1, 2023, the Company identified a cumulative loss rate of 0.03% using historical loss data provided by S&P and Moody’s bond rating service. This resulted in a $3 credit loss reserve for held to maturity debt securities. During 2023, the cumulative loss rate decreased to 0.02%, resulting in a $1 recovery of provision expense during the year ended December 31, 2023.